UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	9/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                  SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2005

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                       PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                               CASH ASSETS TRUST

                        PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

                       [LOGO OF THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST:
                     A LION STANDING ON A TWISTED ROPE] (R)

                               A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST:
A LION STANDING ON A TWISTED ROPE] (R)

                           THE PACIFIC CAPITAL FUNDS
                                       OF
                               CASH ASSETS TRUST

                                                                  November, 2005

Dear Investor:

      We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 2005.

      The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

      As always, the Federal Reserve (the "Fed") kept an ever-watchful eye on the economy and as a result, the Fed's monetary policy had an impact on the short-term debt markets.

      Despite the devastation caused by hurricanes Katrina and Rita, the U.S. economy registered better than expected growth during the current report period. Both consumer and business spending remained relatively strong in light of rising interest rates and energy prices. The manufacturing sector was upbeat, indicating strength in both orders and production that suggests capital spending by businesses will continue to expand at a reasonable pace. Real estate remained a particular area of strength as housing starts kept rising and mortgage rates stayed relatively low. Additionally, the labor market was quite resilient with payrolls declining less than expected given the effects of the two hurricanes.

      While acknowledging the extraordinary damage from this year's hurricanes, the Fed's policy makers raised the target for its benchmark short-term interest rates to 3.75%, the 11th such increase in the past two years. (The Fed subsequently raised the Federal Funds rate yet again on November 2nd to a level of 4.00%.) The Federal Funds rate is the interest rate banks charge one another on overnight loans and the Fed's primary tool for influencing economic activity. As you are aware, rises in interest rates usually mean higher borrowing cost for consumers and businesses and a slowdown in economic activity.

      In raising short-term interest rates on the heels of the devastation caused by the hurricanes, the Fed concluded that the prospects of higher inflation, due in large part to rising energy prices, remained more worrisome than the possibility of slower economic growth.

      As mentioned in previous report letters, yields on money market funds like the Trust, move in concert with rate policies pursued by the Fed. By keeping each of the funds' average weighted portfolio maturity relatively short, the Trust's Investment Adviser, the Asset Management Group of

Bank of Hawaii, has taken advantage of the rise in short-term interest rates. Each of the Trust's portfolios continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

      Looking forward, we are optimistic that each of the Pacific Capital Funds of Cash Assets Trust will continue to provide investors with competitive returns without compromising safety of principal.

      All those associated with the management of your cash reserves wish to thank you for the continued support and confidence you have placed in the Pacific Capital Funds of Cash Assets Trust.

                                             Sincerely,


/s/ Diana P. Herrmann                                /s/ Lacy B. Herrmann

Diana P. Herrmann                                    Lacy B. Herrmann
Vice Chair & President                               Chairman Emeritus & Founder

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                PACIFIC CAPITAL
                               CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

      FACE
     AMOUNT          COMMERCIAL PAPER  (63.1%)                                                                  VALUE
----------------     -----------------------------------------------------------------------------          --------------
                     Automotive  (4.7%)
$     20,000,000     Toyota Motor Credit Corp., 3.95%, 05/22/06 ..................................          $   19,484,811
                                                                                                            --------------

                     Banks  (9.7%)
      20,000,000     Barclays US Funding Corp., 3.00%, 10/11/05 ..................................              19,980,111
      20,000,000     Societe Generale N.A., Inc., 2.67%, 10/07/05 ................................              19,988,067
                                                                                                            --------------
                                                                                                                39,968,178
                                                                                                            --------------

                     Borrowing Conduit (4.8%)
      20,000,000     Abbey National North America Corp., 3.12%, 10/17/05 .........................              19,968,889
                                                                                                            --------------

                     Brokerage (14.4%)
      20,000,000     Bear Stearns & Co. 2.46%, 10/06/05 ..........................................              19,990,444
      20,000,000     Goldman Sachs Group, Inc., 3.06%, 10/13/05 ..................................              19,976,200
      20,000,000     Morgan Stanley Dean Witter, 3.73%, 11/23/05 .................................              19,886,050
                                                                                                            --------------
                                                                                                                59,852,694
                                                                                                            --------------

                     Conglomerate (4.8%)
      20,000,000     General Electric Capital Corp., 3.28%, 10/24/05 .............................              19,954,511
                                                                                                            --------------

                     Finance (20.2%)
      20,000,000     American Express Credit Corp., 3.65% 12/15/05 ...............................              19,843,750
      20,000,000     American General Finance Corp. , 3.12% 10/18/05 .............................              19,966,945
      22,000,000     Citigroup Global Markets Holdings, Inc., 3.11%, 10/14/05 ....................              21,971,479
      22,000,000     UBS Finance, 2.91%, 10/14/05 ................................................              21,973,227
                                                                                                            --------------
                                                                                                                83,755,401
                                                                                                            --------------

                     Pressed and Blown Glass (4.5%)
      18,790,000     DuPont (E.I.) de Nemours & Co., 3.04% 10/13/05 ..............................              18,767,765
                                                                                                            --------------
                     Total Commercial Paper ......................................................             261,752,249
                                                                                                            --------------

                     CERTIFICATES OF DEPOSIT (4.8%)

                     Bank (4.8%)
      20,000,000     Wells Fargo, 3.72%, 10/12/05 ................................................              20,000,000
                                                                                                            --------------

                     CORPORATE NOTE (3.6%)

                     Insurance (3.6%)
      15,000,000     Peoples Benefit Life Insurance,
                        Variable Rate Note, 3.84%, 10/01/05* .....................................              15,000,000
                                                                                                            --------------

      FACE
     AMOUNT          U.S. GOVERNMENT AGENCIES  (24.2%)                                                          VALUE
----------------     -----------------------------------------------------------------------------          --------------
                     Federal Home Loan Bank  (15.6%)
$     25,000,000     3.32%, 11/02/05 .............................................................          $   24,921,556
      30,000,000     3.55%, 11/25/05 .............................................................              29,831,196
      10,000,000     3.72%, 12/28/05 .............................................................               9,907,111
                                                                                                            --------------
                                                                                                                64,659,863
                                                                                                            --------------

                     Federal Home Loan Mortgage Corp. (8.6%)
      36,000,000     3.48% 11/21/05 ..............................................................              35,815,380
                                                                                                            --------------
                        Total U.S. Government Agencies ...........................................             100,475,243
                                                                                                            --------------

                     REPURCHASE AGREEMENT  (4.4%)
                     Bank of America
      18,000,000     3.77%, 10/03/05 .............................................................              18,000,000
                                                                                                            --------------
                        (Proceeds of $18,005,655 to be received at maturity, Collateral:
                        $18,180,000 Federal Home Loan Mortgage Corp. 4.875% due
                        03/15/07; Collateral Fair Value $18,316,350)

     SHARES          INVESTMENT COMPANY  (0.2%)
----------------     -----------------------------------------------------------------------------
          889,389    JP Morgan U.S. Government Money Market Fund,
                        Capital Shares ...........................................................                 889,389
                                                                                                            --------------

                     Total Investments (Amortized Cost $416,116,881**)                       100.3%            416,116,881
                     Other assets less liabilities ...................                        (0.3)             (1,183,319)
                                                                                             -----          --------------
                     NET ASSETS ......................................                       100.0%         $  414,933,562
                                                                                             =====          ==============

* Illiquid security. Considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate note, the rate shown represents the rate in effect at September 30, 2005, and the maturity date reflects the next rate change date. Represents 3.6% of net assets.

**    Cost for Federal income tax and financial reporting purposes is identical.

                                                                      PERCENT OF
                     PORTFOLIO DISTRIBUTION (UNAUDITED)                PORTFOLIO
                     ----------------------------------               ----------
                     Commercial Paper ............................       62.9%
                     Certificates of Deposit .....................        4.8
                     Corporate Note ..............................        3.6
                     U.S. Government Agencies ....................       24.2
                     Repurchase Agreement ........................        4.3
                     Investment Company ..........................        0.2
                                                                        -----
                                                                        100.0%
                                                                        =====

                 See accompanying notes to financial statements.

                                                                                            RATING
      FACE                                                                                 MOODY'S/
     AMOUNT          MUNICIPAL BONDS (98.0%)                                                  S&P               VALUE
----------------     -----------------------------------------------------------          ----------        --------------
                     COLORADO (3.8%)
                     Colorado Housing & Financial Authority Revenue
                        Bonds, Class I, Series A-1, Weekly Reset VRDO*,
                        SPA: FHLB
$      7,600,000     2.790%, 10/01/30 ..........................................          VMIG1/A-1+        $    7,600,000
                                                                                                            --------------

                     HAWAII (22.0%)
                     City and County of Honolulu, Hawaii
                        (Mandatory Put 12/01/05) SPA: FGIC Insured
       5,000,000     2.280%, 12/01/20 ..........................................          VMIG1/A-1+             5,000,000
                     City and County of Honolulu, Hawaii Commerical
                        Paper LOC: Wesdeutsche Landesbank
      10,000,000     2.650%, 12/01/2005 ........................................          VMIG1/A-1+            10,000,000
                     City and County of Honolulu, Hawaii
                        Prerefunded 11/01/05 @ 101
       1,010,000     5.000%, 11/01/12 ..........................................           Aaa/A-1+              1,013,403
                     City and County of Honolulu, Hawaii- Putable
                        Series C; SPA: FGIC Insured
       1,000,000     2.280%, 12/01/16 ..........................................          VMIG1/Aaa                998,813
                     Department of Budget and Finance of the State
                        Special Purpose Revenue Bonds (The Queen's
                        Health System) Series A, Weekly Reset VRDO*,
                        SPA: Bank of Nova Scotia, AMBAC Insured
      23,675,000     2.740%, 07/01/26 ..........................................          VMIG1/A-1             23,675,000
       3,600,000     2.630%, 07/01/29 ..........................................          VMIG1/A-1+             3,600,000
                                                                                                            --------------
                                                                                                                44,287,216
                                                                                                            --------------
                     ILLINOIS (4.5%)
                     Chicago, IL General Obligation  Bonds, Series B,
                        Weekly Reset  VRDO*, SPA: Landesbank
                        Baden-Wuerttemberg FGIC Insured
        3,000,000    2.750%, 01/01/37 ..........................................          VMIG1/A-1+             3,000,000
                     Chicago, IL Metropolitan Water Reclamation
                        District-Greater Chicago General Obligation Bonds,
                        Series A, Weekly Reset VRDO*, SPA: Bank of America
        6,000,000    2.750%, 12/01/31 ..........................................          VMIG1/A-1+             6,000,000
                                                                                                            --------------
                                                                                                                 9,000,000
                                                                                                            --------------

                                                                                            RATING
      FACE                                                                                 MOODY'S/
     AMOUNT          MUNICIPAL BONDS (CONTINUED)                                              S&P               VALUE
----------------     -----------------------------------------------------------          ----------        --------------
                     MASSACHUSETTS (4.7%)
                     Massachusetts State Health & Educational Facilities
                        Authority Revenue Wellesley College Series 1999G
                        Daily Reset VRDO*
$      9,425,000     2.740%, 07/01/39 ..........................................          VMIG1/A-1+        $    9,425,000
                                                                                                            --------------

                     MICHIGAN (5.0%)
                     Eastern Michigan University, MI University Revenue
                        Bonds, Daily Reset VRDO*, FGIC Insured
       7,035,000     2.800%, 06/01/27 ..........................................           Aaa/A-1+              7,035,000
                     Northern Michigan University Revenue Bonds, Daily
                        Reset VRDO*, FGIC Insured
       3,010,000     2.800%, 06/01/31 ..........................................          VMIG1/A-1+             3,010,000
                                                                                                            --------------
                                                                                                                10,045,000
                                                                                                            --------------
                     MINNESOTA (2.4%)
                     Cohasset, MN Revenue Bonds (Minnesota Power &
                        Light Co. Project), Series A, Daily Reset VRDO*,
                        LOC: ABN Amro Bank N.V.
       3,875,000     2.800%, 06/01/20 ..........................................            NR/A-1+              3,875,000
                     Cohasset, MN Revenue Bonds (Minnesota Power &
                        Light Co. Project), Series B, Daily Reset VRDO*,
                        LOC: ABN Amro Bank N.V.
         200,000     2.800%, 06/01/13 ..........................................            NR/A-1+                200,000
                     Cohasset, MN Revenue Bonds (Minnesota Power &
                        Light Co. Project), Series C, Daily Reset VRDO*,
                        LOC: ABN Amro Bank N.V.
         800,000     2.800%, 06/01/13 ..........................................            NR/A-1+                800,000
                                                                                                            --------------
                                                                                                                 4,875,000
                                                                                                            --------------
                     MISSOURI (14.7%)
                     Kansas City, MO Industrial Development Authority
                        Revenue Bonds, (Ewing Marion Kaufman Foundation),
                        Daily Reset VRDO*
       7,110,000     2.800%, 04/01/27 ..........................................            NR/A-1+              7,110,000
         700,000     2.800%, 04/01/27 ..........................................            NR/A-1+                700,000
                     Missouri State, Health & Educational Facilities Authority
                        Revenue Bonds (St. Louis University), Series A, Daily
                        Reset VRDO*, SPA: Bank of America N.A.
       1,485,000     2.850%, 10/01/09 ..........................................          VMIG1/A-1+             1,485,000

                                                                                            RATING
      FACE                                                                                 MOODY'S/
     AMOUNT          MUNICIPAL BONDS (CONTINUED)                                              S&P               VALUE
----------------     -----------------------------------------------------------          ----------        --------------
                     MISSOURI (CONTINUED)
                     Missouri State, Health & Educational Facilities Authority
                        Revenue Bonds (St. Louis University), Series B, Daily
                        Reset VRDO*, SPA: Bank of America N.A.
$      5,155,000     2.850%, 10/01/24 ..........................................          VMIG1/A-1+        $    5,155,000
                     Missouri State, Health & Educational Facilities Authority
                        Revenue Bonds (Washington University), Series C,
                        Daily Reset VRDO*, SPA: JP Morgan Chase Bank
       2,800,000     2.790%, 09/01/30 ..........................................          VMIG1/A-1+             2,800,000
       1,000,000     2.790%, 03/01/40 ..........................................          VMIG1/A-1+             1,000,000
                     Missouri State, Health & Educational Facilities Authority
                        Revenue Bonds (Washington University), Series D,
                        Daily Reset VRDO*, SPA: JP Morgan Chase Bank
       2,100,000     2.790%, 09/01/30 ..........................................          VMIG1/A-1+             2,100,000
                     University of Missouri, Curators of the University of
                        Missouri System Facilities Revenue Bonds, Series A,
                        Daily Reset VRDO*
       9,100,000     2.800%, 11/01/32 ..........................................          VMIG1/A-1+             9,100,000
                                                                                                            --------------
                                                                                                                29,450,000
                                                                                                            --------------

                     MONTANA (3.8%)
                     Montana State, Health Facilities Authority Revenue
                        Bonds, Series A, Weekly Reset VRDO*,
                        FGIC Insured SPA: Wells Fargo
       7,655,000     2.740%, 12/01/15 ..........................................          VMIG1/A-1+             7,655,000
                                                                                                            --------------

                     NEVADA (4.2%)
                     Clark County, NV Airport Revenue Bonds, Series C,
                        Weekly Reset VRDO*, FGIC Insured,
                        SPA: Landesbank Baden-Wuerttemberg
       8,500,000     2.740%, 07/01/29 ..........................................          VMIG1/A-1+             8,500,000
                                                                                                            --------------

                     NEW YORK (7.7%)
                     Long Island, NY Power Authority Revenue Bonds,
                        Series 1A, Weekly Reset VRDO*,
                        LOC: Bayerische Landesbank
       6,000,000     2.760%, 05/01/33 ..........................................          VMIG1/A-1+             6,000,000

                                                                                            RATING
      FACE                                                                                 MOODY'S/
     AMOUNT          MUNICIPAL BONDS (CONTINUED)                                              S&P               VALUE
----------------     -----------------------------------------------------------          ----------        --------------
                     NEW YORK (CONTINUED)
                     New York, NY City Transitional Finance Authority
                        Revenue Bonds, Series 3, Daily Reset VRDO*,
                        SPA: Bank of New York
$      9,400,000     2.790%, 11/01/22 ..........................................          VMIG1/A-1+        $    9,400,000
                                                                                                            --------------
                                                                                                                15,400,000
                                                                                                            --------------
                     NORTH CAROLINA (9.7%)
                     Charlotte, NC Airport Revenue Bonds, Series A,
                        Weekly Reset VRDO*, MBIA Insured,
                        SPA: JP Morgan Chase
       6,565,000     2.730%, 07/01/16 ..........................................          VMIG1/A-1+             6,565,000
                     Concord, NC Utility Systems Revenue Bonds, Series B,
                        Weekly Reset VRDO*, FSA Insured,
                        SPA: Wachovia Bank
       6,065,000     2.730%, 12/01/22 ..........................................           VMIG1/NR              6,065,000
                     Durham, NC Public Improvement General
                        Obligation Bonds Weekly Reset VRDO*,
                        SPA: Wachovia Bank of North Carolina
       2,975,000     2.760%, 02/01/11 ..........................................          VMIG1/A-1+             2,975,000
                     Durham, NC General Obligation Bonds (Public
                        Improvement Project), Weekly Reset VRDO*,
                        SPA: Wachovia Bank of North Carolina
       1,150,000     2.760%, 02/01/09 ..........................................          VMIG1/A-1+             1,150,000
       1,270,000     2.760%, 02/01/12 ..........................................          VMIG1/A-1+             1,270,000
       1,475,000     2.760%, 02/01/13 ..........................................          VMIG1/A-1+             1,475,000
                                                                                                            --------------
                                                                                                                19,500,000
                                                                                                            --------------

                     OHIO (1.6%)
                     Ohio Housing Finance Agency Mortgage Revenue
                        Bonds (Residential Mortgage), Series E-AMT,
                        Weekly Reset VRDO*, SPA: FHLB Insured
      3,175,000      2.800%, 09/01/34 ..........................................           VMIG1/NR              3,175,000
                                                                                                            --------------

                     PENNSYLVANIA (2.5%)
                     Philadelphia, PA Hospital & Education Facility
                        Authority Children's Hospital Series 2003A D
                        Daily Reset VRDO*; SPA: JP Morgan Chase
       5,100,000     2.810%, 02/15/14 ..........................................           VMIG1/Aa2             5,100,000
                                                                                                            --------------

                                                                                            RATING
      FACE                                                                                 MOODY'S/
     AMOUNT          MUNICIPAL BONDS (CONTINUED)                                              S&P               VALUE
----------------     -----------------------------------------------------------          ----------        --------------
                     TEXAS (4.2%)
                     Texas State, TX Turnpike Authority Central System
                        Revenue Bonds, Series B, Weekly Reset VRDO*,
                        AMBAC Insured, SPA: Bank of Nova Scotia
$      8,500,000     2.730%, 08/15/42 ..........................................            Aaa/A-1         $    8,500,000
                                                                                                            --------------

                     VIRGINIA (3.0%)
                     University of Virginia Revenue Bonds, Series A,
                        Weekly Reset VRDO*
       6,000,000     2.740%, 06/01/34 ..........................................          VMIG1/A-1+             6,000,000
                                                                                                            --------------

                     WASHINGTON (4.2%)
                     Seattle, WA Water System Revenue Bonds, Series A,
                        Weekly Reset VRDO*, LOC: Bayerische Landesbank
       8,500,000     2.680%, 03/01/32 ..........................................          VMIG1/A-1+             8,500,000
                                                                                                            --------------

                     INVESTMENT COMPANY (1.8%)
       3,563,000     Dreyfus Tax-Exempt Money Market Institutional Shares                                        3,563,000
                                                                                                            --------------
                                                                                                               197,012,216
                                                                                                            --------------
                        Total Investments (Amortized Cost
                           $200,575,216**) .....................................              99.8%            200,575,216
                        Other assets less liabilities ..........................               0.2                 404,661
                                                                                             -----          --------------
                        NET ASSETS .............................................             100.0%         $  200,979,877
                                                                                             =====          ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**    Cost for Federal income tax and financial reporting purposes is identical.

                       PORTFOLIO DISTRIBUTION (UNAUDITED)
                       ----------------------------------
             Colorado                                         3.8%
             Hawaii                                          22.1
             Illinois                                         4.5
             Massachusetts                                    4.7
             Michigan                                         5.1
             Minnesota                                        2.4
             Missouri                                        14.7
             Montana                                          3.8
             Nevada                                           4.2
             New York                                         7.7
             North Carolina                                   9.7
             Ohio                                             1.6
             Pennsylvania                                     2.5
             Texas                                            4.2
             Virginia                                         3.0
             Washington                                       4.2
             Investment Company                               1.8
                                                            -----
                                                            100.0%
                                                            =====

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
SPA - Standby Bond Purchase Agreement
VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                                PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

      FACE
     AMOUNT          U.S. GOVERNMENT AGENCIES (100.0%)                                                          VALUE
----------------     -----------------------------------------------------------------------------          --------------
                     Federal Farm Credit Bank (2.9%)
$     32,000,000     3.32%, 10/25/05 .............................................................          $   31,923,200
                                                                                                            --------------

                     Federal Home Loan Bank (97.1%)
      98,000,000     1.59%, 10/03/05 .............................................................              97,982,687
      65,000,000     2.28%, 10/05/05 .............................................................              64,975,300
      70,000,000     2.60%, 10/07/05 .............................................................              69,959,633
      97,647,000     3.08%, 10/12/05 .............................................................              97,538,395
      60,000,000     3.13%, 10/14/05 .............................................................              59,921,675
      75,000,000     3.21%, 10/21/05 .............................................................              74,852,917
      94,000,000     3.32%, 10/24/05 .............................................................              93,783,199
      80,000,000     3.27%, 10/26/05 .............................................................              79,803,611
      44,000,000     3.32%, 11/02/05 .............................................................              43,861,938
      70,000,000     3.45%, 11/04/05 .............................................................              69,758,694
      84,000,000     3.41%, 11/09/05 .............................................................              83,674,220
      82,000,000     3.56%, 11/25/05 .............................................................              81,538,260
      30,000,000     3.62%, 11/30/05 .............................................................              29,813,000
      25,000,000     3.62%, 12/07/05 .............................................................              24,826,684
      72,000,000     3.64%, 12/21/05 .............................................................              71,395,740
      23,000,000     3.72%, 12/28/05 .............................................................              22,786,356
                                                                                                            --------------
                                                                                                             1,066,472,309
                                                                                                            --------------
                        Total U.S. Government Agencies ...........................................           1,098,395,509
                                                                                                            --------------

     SHARES          INVESTMENT COMPANY (0.3%)
----------------     -----------------------------------------------------------------------------
       3,507,720     JP Morgan U.S. Government Money Market Fund,
                        Capital Shares ...........................................................               3,507,720
                                                                                                            --------------

                           Total Investments
                               (Amortized Cost $1,101,903,229*) ......                       100.3%          1,101,903,229
                           Other assets less liabilities .............                        (0.3)             (2,876,511)
                                                                                             -----          --------------
                           NET ASSETS ................................                       100.0%         $1,099,026,718
                                                                                             =====          ==============

*     Cost for Federal income tax and financial reporting purposes is identical.

                                                                      PERCENT OF
                     PORTFOLIO DISTRIBUTION (UNAUDITED)                PORTFOLIO
                     ----------------------------------               ----------
                     U.S. Government Agencies ....................       99.7%
                     Investment Company ..........................        0.3
                                                                        -----
                                                                        100.0%
                                                                        =====

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                                       CASH             TAX-FREE          GOVERNMENT
                                                                       FUND               FUND               FUND
                                                                 ---------------    ---------------     ---------------
ASSETS:
    Investments at value and amortized cost (note 2) ........    $   398,116,881    $   200,575,216     $ 1,101,903,229
    Repurchase agreement (note 2) ...........................         18,000,000                 --                  --
    Cash ....................................................                 --              7,008                  --
    Interest receivable .....................................             85,456            797,365               7,896
    Other assets ............................................             33,363             14,053              71,615
                                                                 ---------------    ---------------     ---------------
       Total Assets .........................................        416,235,700        201,393,642       1,101,982,740
                                                                 ---------------    ---------------     ---------------

LIABILITIES:
    Dividends payable .......................................          1,063,474            314,258           2,455,120
    Adviser and Administrator fees payable ..................            181,388             67,003             334,662
    Distribution fees payable ...............................             35,734             17,264             136,984
    Accrued expenses ........................................             21,542             15,240              29,256
                                                                 ---------------    ---------------     ---------------
       Total Liabilities ....................................          1,302,138            413,765           2,956,022
                                                                 ---------------    ---------------     ---------------

    NET ASSETS ..............................................    $   414,933,562    $   200,979,877     $ 1,099,026,718
                                                                 ===============    ===============     ===============

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
       par value $.01 per share .............................    $     4,149,184    $     2,009,777     $    10,989,591
    Additional paid-in capital ..............................        410,768,991        199,077,961       1,087,969,607
    Undistributed (distributions in excess of) net
       investment income ....................................             13,391           (107,861)             68,263
    Accumulated net realized (gain/loss) on investments .....              1,996                 --                (743)
                                                                 ---------------    ---------------     ---------------
                                                                 $   414,933,562    $   200,979,877     $ 1,099,026,718
                                                                 ===============    ===============     ===============

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
       Net Assets ...........................................    $   255,904,569    $   125,133,246     $   348,369,901
                                                                 ===============    ===============     ===============
       Shares outstanding ...................................        256,122,175        125,131,778         348,340,870
                                                                 ===============    ===============     ===============
       Net asset value per share ............................    $          1.00    $          1.00     $          1.00
                                                                 ===============    ===============     ===============
    Service Shares Class:
       Net Assets ...........................................    $   159,028,993    $    75,846,631     $   750,656,817
                                                                 ===============    ===============     ===============
       Shares outstanding ...................................        158,796,228         75,845,902         750,618,190
                                                                 ===============    ===============     ===============
       Net asset value per share ............................    $          1.00    $          1.00     $          1.00
                                                                 ===============    ===============     ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                                             CASH           TAX-FREE        GOVERNMENT
                                                             FUND             FUND             FUND
                                                         ------------     ------------     ------------
INVESTMENT INCOME:

    Interest income .................................    $  8,269,265     $  2,639,666     $ 15,570,889
                                                         ------------     ------------     ------------

EXPENSES:
    Investment Advis er fees (note 3) ...............         945,234          326,380        1,603,588
    Administrator fees (note 3) .....................         343,345          103,871          362,032
    Distribution fees (note 3) ......................         210,866          116,791          785,078
    Trustees' fees and expenses .....................          48,709           29,596           75,702
    Legal fees (note 3) .............................          22,791           11,280           54,786
    Insurance .......................................          22,402            9,345           47,534
    Fund accounting fees ............................          19,251           18,806           18,746
    Shareholders' reports ...........................          17,963            3,388           15,168
    Registration fees and dues ......................          16,619            4,347           16,877
    Auditing and tax fees ...........................          12,108            9,343           15,184
    Transfer and shareholder servicing agent fees ...           6,516            6,361            6,204
    Custodian fees ..................................           3,465            7,092            8,045
    Chief Compliance Officer (note 3) ...............           2,278            2,278            2,278
    Miscellaneous ...................................           2,491            4,086           23,381
                                                         ------------     ------------     ------------
    Total expenses ..................................       1,674,038          652,964        3,034,603

    Expenses paid indirectly (note 5) ...............            (558)          (2,740)          (4,451)
                                                         ------------     ------------     ------------
    Net expenses ....................................       1,673,480          650,224        3,030,152
                                                         ------------     ------------     ------------

Net investment income ...............................       6,595,785        1,989,442       12,540,737
Net realized gain (loss) from securities transactions           1,996               --               --
                                                         ------------     ------------     ------------

Net change in net assets resulting from operations ..    $  6,597,781     $  1,989,442     $ 12,540,737
                                                         ============     ============     ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          CASH FUND                            TAX-FREE FUND
                                            -----------------------------------    -------------------------------------
                                             Six Months Ended                       Six Months Ended
                                            September 30, 2005     Year Ended      September 30, 2005       Year Ended
                                               (unaudited)       March 31, 2005        (unaudited)        March 31, 2005
                                            ------------------   --------------    ------------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ................    $     6,595,785     $     5,915,623     $     1,989,442     $     2,023,379
   Net realized gain (loss)
     from securities transactions .......              1,996                  --                  --                  --
                                             ---------------     ---------------     ---------------     ---------------
   Net change in net assets
     resulting from operations ..........          6,597,781           5,915,623           1,989,442           2,023,379
                                             ---------------     ---------------     ---------------     ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
     Original Shares ....................         (4,563,323)         (4,534,518)         (1,189,145)           (549,754)
     Service Shares .....................         (2,032,509)         (1,381,105)           (800,282)         (1,473,625)
                                             ---------------     ---------------     ---------------     ---------------
     Total dividends to shareholders
     from net investment income .........         (6,595,832)         (5,915,623)         (1,989,427)         (2,023,379)
                                             ---------------     ---------------     ---------------     ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
     Proceeds from shares sold:
     Original Shares ....................        429,682,071         897,374,600          95,958,798         313,771,101
     Service Shares .....................        275,178,772         473,009,866          88,706,274          93,903,240
                                             ---------------     ---------------     ---------------     ---------------
                                                 704,860,843       1,370,384,466         184,665,072         407,674,341
                                             ---------------     ---------------     ---------------     ---------------

     Reinvested dividends:
     Original Shares ....................             84,572              99,479              47,002              65,741
     Service Shares .....................          1,784,697           1,230,616             758,742             493,472
                                             ---------------     ---------------     ---------------     ---------------
                                                   1,869,269           1,330,095             805,744             559,213
                                             ---------------     ---------------     ---------------     ---------------

     Cost of shares redeemed:
     Original Shares ....................       (539,586,137)       (818,780,462)       (104,801,210)       (278,691,955)
     Service Shares .....................       (283,933,036)       (427,424,705)        (85,770,139)        (71,906,960)
                                             ---------------     ---------------     ---------------     ---------------
                                                (823,519,173)     (1,246,205,167)       (190,571,349)       (350,598,915)
                                             ---------------     ---------------     ---------------     ---------------

     Change in net assets
       from capital share transactions ..       (116,789,061)        125,509,394          (5,100,533)         57,634,639
                                             ---------------     ---------------     ---------------     ---------------
     Total change in net assets .........       (116,787,112)        125,509,394          (5,100,518)         57,634,639

NET ASSETS:
     Beginning of period ................        531,720,674         406,211,280         206,080,395         148,445,756
                                             ---------------     ---------------     ---------------     ---------------
     End of period* .....................    $   414,933,562     $   531,720,674     $   200,979,877     $   206,080,395
                                             ===============     ===============     ===============     ===============

*Includes undistributed (distributions
 in excess of) net investment income of:     $        13,391     $        13,438     $      (107,861)    $      (107,877)
                                             ===============     ===============     ===============     ===============

                                                        GOVERNMENT FUND
                                            ------------------------------------
                                             Six Months Ended
                                            September 30, 2005      Year Ended
                                                (unaudited)       March 31, 2005
                                            ------------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ................    $    12,540,737     $    10,709,831
   Net realized gain (loss)
     from securities transactions .......                 --                (743)
                                             ---------------     ---------------
   Net change in net assets
     resulting from operations ..........         12,540,737          10,709,088
                                             ---------------     ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
     Original Shares ....................         (4,799,583)         (5,785,972)
     Service Shares .....................         (7,741,154)         (4,923,859)
                                             ---------------     ---------------
     Total dividends to shareholders
     from net investment income .........        (12,540,737)        (10,709,831)
                                             ---------------     ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
     Proceeds from shares sold:
     Original Shares ....................        321,999,082         819,559,720
     Service Shares .....................      1,418,311,180       2,125,769,411
                                             ---------------     ---------------
                                               1,740,310,262       2,945,329,131
                                             ---------------     ---------------

     Reinvested dividends:
     Original Shares ....................             52,193              42,138
     Service Shares .....................          6,980,203           5,231,536
                                             ---------------     ---------------
                                                   7,032,396           5,273,674
                                             ---------------     ---------------

     Cost of shares redeemed:
     Original Shares ....................       (327,967,039)       (728,780,568)
     Service Shares .....................     (1,252,670,400)     (2,128,042,587)
                                             ---------------     ---------------
                                              (1,580,637,439)     (2,856,823,155)
                                             ---------------     ---------------

     Change in net assets
       from capital share transactions ..        166,705,219          93,779,650
                                             ---------------     ---------------
     Total change in net assets .........        166,705,219          93,778,907

NET ASSETS:
     Beginning of period ................        932,321,499         838,542,592
                                             ---------------     ---------------
     End of period* .....................    $ 1,099,026,718     $   932,321,499
                                             ===============     ===============

*Includes undistributed (distributions
 in excess of) net investment income of:     $        68,263     $        68,263
                                             ===============     ===============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) Determination of net asset value and calculation of expenses: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

            Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

            Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

            Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis. No such reduction in fees was required for the six months ended September 30, 2005.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b)    DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.  (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended September 30, 2005, the following amounts were incurred for legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations: Cash Fund $21,579; Tax-Free Fund $8,447; Government Fund $50,564. The Secretary of the Trust is a Partner of that firm.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during fiscal 2005 and 2004 were as follows:

                                 Cash Fund                   Tax-Free Fund                Government Fund
                         --------------------------    --------------------------    --------------------------
                            2005           2004           2005           2004           2005           2004
                         -----------    -----------    -----------    -----------    -----------    -----------
Net tax-exempt income    $        --    $        --    $ 2,023,379    $ 1,184,399    $        --    $        --
Ordinary income .....      5,915,623      3,803,973             --         16,619     10,709,831      6,140,227
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    -----------    -----------    -----------    -----------
Total ...............    $ 5,915,623    $ 3,803,973    $ 2,023,379    $ 1,201,018    $10,709,831    $ 6,140,227
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                         Tax-Free     Government
                                           Cash Fund       Fund          Fund
                                           ---------     --------     ----------
Undistributed ordinary income .......      $ 13,438      $     --      $ 68,263
Accumulated net realized loss
    on investments ..................            --            --          (743)
                                           --------      --------      --------
                                           $ 13,438      $     --      $ 67,520
                                           ========      ========      ========

      RECLASSIFICATION OF CAPITAL ACCOUNTS

      On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus U.S. generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income (distributions in excess of net investment income), accumulated net realized gain (loss) on investments and additional paid-in capital for the Funds as follows:

                                                         Tax-Free     Government
                                           Cash Fund       Fund          Fund
                                           ---------     --------     ----------
Additional Paid-in Capital .............    $     --     $ 20,517      $     --
Undistributed net investment income ....          --      (20,517)           --

      These reclassifications are primarily due to taxable distributions in excess of net investment income for the Tax-Free Fund. Net assets are not affected by these changes.

8. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Pacific Captial Funds of Cash Assets Trust. On July 27, 2005 KPMG LLP resigned as the principal accountants of the Trust and Tait, Weller and Baker LLP was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2006. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Funds' financial statements as of and for the years ended March 31, 2005 and 2004 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended March 31, 2005 and 2004 and the subsequent interim period through the opinion date of May 23, 2005 there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             ORIGINAL SHARES
                                              ----------------------------------------------------------------------------
                                              Six Months
                                                 Ended                              Year Ended March 31,
                                                9/30/05        -----------------------------------------------------------
                                              (unaudited)        2005         2004         2003         2002         2001
                                              -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period .......    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------        -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income ...................       0.01           0.01         0.01         0.01         0.03         0.06
                                                -------        -------      -------      -------      -------      -------
Less distributions:
   Dividends from net investment income ....      (0.01)         (0.01)       (0.01)       (0.01)       (0.03)       (0.06)
                                                -------        -------      -------      -------      -------      -------
Net asset value, end of period .............    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======        =======      =======      =======      =======      =======
Total return ...............................       1.34%*         1.36%        0.90%        1.35%        2.52%        5.90%

Ratios/supplemental data
   Net assets, end of period (in millions) .    $   256        $   366      $   287      $   361      $   353      $   364
   Ratio of expenses to average net assets .       0.57%**        0.37%        0.21%        0.36%        0.58%        0.57%
   Ratio of net investment income to
      average net assets ...................       2.63%**        1.39%        0.90%        1.34%        2.51%        5.77%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets .         --           0.57%        0.57%        0.58%          --           --
   Ratio of net investment income to
      average net assets ...................         --           1.19%        0.54%        1.12%          --           --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .       0.57%**        0.37%        0.21%        0.36%        0.57%        0.57%

                                                                             SERVICE SHARES
                                              ----------------------------------------------------------------------------
                                              Six Months
                                                 Ended                              Year Ended March 31,
                                                9/30/05        -----------------------------------------------------------
                                              (unaudited)        2005         2004         2003         2002         2001
                                              -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period .......    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------        -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income ...................       0.01           0.01         0.01         0.01         0.02         0.05
                                                -------        -------      -------      -------      -------      -------
Less distributions:
   Dividends from net investment income ....      (0.01)         (0.01)       (0.01)       (0.01)       (0.02)       (0.05)
                                                -------        -------      -------      -------      -------      -------
Net asset value, end of period .............    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======        =======      =======      =======      =======      =======
Total return ...............................       1.21%*         1.11%        0.65%        1.09%        2.27%        5.63%

Ratios/supplemental data
   Net assets, end of period (in millions) .    $   159        $   166      $   119      $   123      $   146      $   221
   Ratio of expenses to average net assets .       0.82%**        0.61%        0.46%        0.61%        0.83%        0.82%
   Ratio of net investment income to
      average net assets ...................       2.41%**        1.12%        0.65%        1.10%        2.36%        5.49%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets .         --           0.81%        0.82%        0.83%          --           --
   Ratio of net investment income to
      average net assets ...................         --           0.91%        0.29%        0.88%          --           --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .       0.82%**        0.61%        0.46%        0.61%        0.82%        0.82%

----------
*     Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             ORIGINAL SHARES
                                              ----------------------------------------------------------------------------
                                              Six Months
                                                 Ended                              Year Ended March 31,
                                                9/30/05        -----------------------------------------------------------
                                              (unaudited)        2005         2004         2003         2002         2001
                                              -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period .......    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------        -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income ...................       0.01           0.01         0.01         0.01         0.02         0.04
                                                -------        -------      -------      -------      -------      -------
Less distributions:
   Dividends from net investment income ....      (0.01)         (0.01)       (0.01)       (0.01)       (0.02)       (0.04)
                                                -------        -------      -------      -------      -------      -------
Net asset value, end of period .............    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======        =======      =======      =======      =======      =======
Total return ...............................       0.98%*         1.16%        0.84%        1.15%        2.00%        3.58%

Ratios/supplemental data
   Net assets, end of period (in millions) .    $   125        $   134      $    99      $   130      $   100      $   101
   Ratio of expenses to average net assets .       0.50%**        0.29%        0.17%        0.28%        0.51%        0.53%
   Ratio of net investment income to
      average net assets ...................       1.95%**        1.17%        0.84%        1.13%        1.94%        3.50%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets .         --           0.49%        0.52%        0.50%          --           --
   Ratio of net investment income to
      average net assets ...................         --           0.96%        0.50%        0.90%          --           --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ....       0.50%**        0.28%        0.17%        0.27%        0.51%        0.53%

                                                                             SERVICE SHARES
                                              ----------------------------------------------------------------------------
                                              Six Months
                                                 Ended                              Year Ended March 31,
                                                9/30/05        -----------------------------------------------------------
                                              (unaudited)        2005         2004         2003         2002         2001
                                              -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period .......    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------        -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income ...................       0.01           0.01         0.01         0.01         0.02         0.03
                                                -------        -------      -------      -------      -------      -------
Less distributions:
   Dividends from net investment income ....      (0.01)         (0.01)       (0.01)       (0.01)       (0.02)       (0.03)
                                                -------        -------      -------      -------      -------      -------
Net asset value, end of period .............    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======        =======      =======      =======      =======      =======
Total return ...............................       0.86%*         0.90%        0.59%        0.90%        1.75%        3.32%

Ratios/supplemental data
   Net assets, end of period (in millions) .    $    76        $    72      $    50      $    56      $    52      $    54
   Ratio of expenses to average net assets .       0.75%**        0.53%        0.42%        0.53%        0.77%        0.78%
   Ratio of net investment income to
      average net assets ...................       1.71%**        0.92%        0.59%        0.89%        1.77%        3.26%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets .         --           0.75%        0.77%        0.76%          --           --
   Ratio of net investment income to
      average net assets ...................         --           0.71%        0.25%        0.66%          --           --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ....       0.75%**        0.53%        0.42%        0.52%        0.77%        0.78%

----------
*     Not annualized.

**    Annualized.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             ORIGINAL SHARES
                                              ----------------------------------------------------------------------------
                                              Six Months
                                                 Ended                              Year Ended March 31,
                                                9/30/05        -----------------------------------------------------------
                                              (unaudited)        2005         2004         2003         2002         2001
                                              -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period .......    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                -------        -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income ...................       0.01           0.01         0.01         0.01         0.03         0.06
                                                -------        -------      -------      -------      -------      -------
Less distributions:
   Dividends from net investment income ....      (0.01)         (0.01)       (0.01)       (0.01)       (0.03)       (0.06)
                                                -------        -------      -------      -------      -------      -------
Net asset value, end of period .............    $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                =======        =======      =======      =======      =======      =======
Total return ...............................       1.36%*         1.41%        0.96%        1.34%        2.73%        5.88%

Ratios/supplemental data
   Net assets, end of period (in millions) .    $   348        $   354      $   263      $   270      $   306      $   151
   Ratio of expenses to average net assets .       0.46%**        0.27%        0.11%        0.25%        0.45%        0.47%
   Ratio of net investment income to
      average net assets ...................       2.71%**        1.42%        0.96%        1.34%        2.47%        5.73%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets .         --           0.45%        0.46%        0.46%          --           --
   Ratio of net investment income to
      average net assets ...................         --           1.24%        0.62%        1.12%          --           --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .       0.46%**        0.27%        0.11%        0.24%        0.45%        0.47%

                                                                           SERVICE SHARES
                                            ----------------------------------------------------------------------------
                                            Six Months
                                               Ended                              Year Ended March 31,
                                              9/30/05        -----------------------------------------------------------
                                            (unaudited)        2005         2004         2003         2002         2001
                                            -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period .......  $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              -------        -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income ...................     0.01           0.01         0.01         0.01         0.02         0.05
                                              -------        -------      -------      -------      -------      -------
Less distributions:
   Dividends from net investment income ....    (0.01)         (0.01)       (0.01)       (0.01)       (0.02)       (0.05)
                                              -------        -------      -------      -------      -------      -------
Net asset value, end of period .............  $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =======        =======      =======      =======      =======      =======
Total return ...............................     1.23%*         1.16%        0.71%        1.09%        2.48%        5.62%

Ratios/supplemental data
   Net assets, end of period (in millions) .  $   751        $   578      $   575      $   448      $   457      $   332
   Ratio of expenses to average net assets .     0.71%**        0.52%        0.36%        0.49%        0.70%        0.72%
   Ratio of net investment income to
      average net assets ...................     2.46%**        1.16%        0.71%        1.08%        2.39%        5.47%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

   Ratio of expenses to average net assets .       --           0.70%        0.71%        0.71%          --           --
   Ratio of net investment income to
      average net assets ...................       --           0.98%        0.36%        0.86%          --           --

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .     0.71%**        0.52%        0.36%        0.49%        0.70%        0.72%

----------
*     Not annualized.

**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                                       BEGINNING       ENDING        EXPENSES
                       ACTUAL           ACCOUNT        ACCOUNT     PAID DURING
                   TOTAL RETURN(1)       VALUE          VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
--------------------------------------------------------------------------------
Original Shares        1.34%           $1,000.00      $1,013.40       $2.88
Service Shares         1.21%           $1,000.00      $1,012.10       $4.14
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares        0.98%           $1,000.00      $1,009.80       $2.52
Service Shares         0.86%           $1,000.00      $1,008.60       $3.78
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares        1.36%           $1,000.00      $1,013.60       $2.32
Service Chares         1.23%           $1,000.00      $1,012.30       $3.58
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57% AND 0.82%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.50% AND 0.75%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.46% AND 0.71%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each of the respective Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                     HYPOTHETICAL
                      ANNUALIZED         BEGINNING       ENDING       EXPENSES
                        TOTAL             ACCOUNT        ACCOUNT     PAID DURING
                        RETURN             VALUE          VALUE       THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares          5.00%           $1,000.00      $1,022.21        $2.89
Service Shares           5.00%           $1,000.00      $1,020.96        $4.15
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares          5.00%           $1,000.00      $1,022.56        $2.54
Service Shares           5.00%           $1,000.00      $1,021.31        $3.80
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares          5.00%           $1,000.00      $1,022.76        $2.33
Service Chares           5.00%           $1,000.00      $1,021.51        $3.60
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57% AND 0.82%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.50% AND 0.75%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.46% AND 0.71%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (http://www.aquilafunds.com) or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holding with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF INVESTMENT ADVISORY AGREEMENT

      Renewal until June 30, 2006 of the Investment Advisory Agreement (the "Advisory Agreement") for each fund between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2005. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Trust for the year ended March 31, 2005;

      o A Report by the Administrator containing data about the performance of each of the portfolios and data about their respective fees, expenses, purchases and redemptions together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

      o Quarterly materials reviewed at prior meetings on each of the portfolio's performance, operations, portfolio and compliance.

      The Trustees considered each Advisory Agreement separately. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER.

      The investment objective of each of the Trust's portfolios is to seek to provide safety of principal while achieving as a high a level of liquidity and of current income (and with respect to the Tax-Free Fund, current income exempt from Federal and Hawaii income taxes). To achieve these objectives, the Adviser has provided management of each fund's portfolio, as well as provided facilities for credit analysis of each of the funds' portfolio securities. With respect to the Government Securities Fund, the Adviser has managed the investment portfolio in order to achieve a Aaa/AAA rating from both Moody's Investors Service and Standard and Poor's, respectively.

      The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with safety of principal while achieving as a high a level of liquidity and of current income.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreements.

THE  INVESTMENT  PERFORMANCE  OF THE  TRUST  (AND  EACH OF ITS  PORTFOLIOS)  AND
ADVISER.

      The Board determined it appropriate to consider each fund's performance. For the fiscal year ended March 31, 2005 each fund's average annual rate of return was:

      Cash Fund (Original Shares): 1.36%
      Cash Fund (Service Shares): 1.11%
      Tax-Free Fund (Original Shares): 1.16%
      Tax-Free Fund (Service Shares): 0.90%
      Government Securities Fund (Original Shares): 1.41%
      Government Securities Fund (Service Shares): 1.16%

      The Board reviewed each aspect of each fund's performance and compared its performance with that of their respective benchmarks. It was noted that the materials provided by the Administrator indicated that compared to each fund's respective benchmark, the Trust's portfolios had investment performance that was either comparable to or favorable for one-, five- and ten-year periods as compared with the benchmark. The Board considered these results to be consistent with the purposes of each of the Trust's portfolios.

      The Board concluded that the performance of each fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreements would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The information provided in connection with renewal contained expense data for each fund and its major local competitor as well as data for each of the funds with respect to their respective peer groups, including data for money market funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to each of the portfolios to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the each of the portfolios and the fees paid were similar to and were reasonable as compared to those being paid by its respective local competitor and other money market funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under each Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST, AND ITS PORTFOLIOS, GROWS.

      Data provided to the Trustees showed that the asset size of each of the portfolios had been generally increasing in recent years. However, they concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the each portfolio's fees were generally comparable to those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreements should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST (AND EACH OF ITS PORTFOLIOS).

      The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust's three portfolios, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the three portfolios of the Trust at favorable levels of quality and cost which are more advantageous to the Trust's portfolios than would otherwise have been possible.

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

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                 ADMINISTRATOR

                        Aquila Investment Management LLC
           380 Madison Avenue, Suite 2300 o New York, New York 10017

                               BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                               Thomas W. Courtney
                               Diana P. Herrmann
                                Stanley W. Hong
                                Russell K. Okata
                               Douglas Philpotts
                               Oswald K. Stender

                         CHAIRMAN EMERITUS AND FOUNDER

                                Lacy B. Herrmann

                                    OFFICERS

                  Diana P. Herrmann, Vice Chair and President
                Charles E. Childs, III, Executive Vice President
                         Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
           Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                  DISTRIBUTOR

                           Aquila Distributors, Inc.
           380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                                   PFPC Inc.
              760 Moore Road o King of Prussia, Pennsylvania 19406

                                   CUSTODIAN

                          Bank One Trust Company, N.A.
                  1111 Polaris Parkway o Columbus, Ohio 43240

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           Tait, Weller and Baker LLP
            1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, Trustee and President
December 7, 2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
December 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
December 7, 2005

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 7, 2005






CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.